OTHER RECEIVABLES	3 Months Ended
Mar. 31, 2023
Other Receivables
OTHER RECEIVABLES

4. OTHER RECEIVABLES

A summary of the other receivables as at March 31, 2023 and December 31, 2022 is detailed in the table below:

	March 31, 2023	December 31, 2022

HST paid on purchases	561,679	445,128
VAT paid on purchases	129,872	359,502
	691,551	804,630

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)